Net defined benefit assets (liability) - Summary of Employee Defined Benefit Plan (Detail) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of net defined benefit asset (liability) [line items]
Fair value of plan assets	$ 37,159	$ 31,197
Employee benefits liability	(31,813)	(30,693)
Net defined benefit asset	5,346	504
Defined benefit obligation
Disclosure of net defined benefit asset (liability) [line items]
Employee benefits liability	(31,440)	(30,332)
Other employee benefits
Disclosure of net defined benefit asset (liability) [line items]
Employee benefits liability	$ (373)	$ (361)